Commitments and Contingencies (Tables)	3 Months Ended
Mar. 31, 2026
Commitments and Contingencies [Abstract]
Schedule of Associated Expense Recognized in Prior Periods	Upon cancellation of these shares, the Company has reversed the associated expense recognized in prior periods.
Accrued separation expense	$4,680,000
Stock based compensation for RSU issued upon separation	1,724,914
Other payments	283,314
Forfeiture of RSUs(1)	(6,702,745)
Severance expense, net	$(14,516)

(1)      Reversal of previously recognized stock-based compensation expense.